IFRS 7 - Disclosure - Market Risk - Summary of Structural Interest Rate Sensitivity - Measures (Detail) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jan. 31, 2025	Apr. 30, 2025	Apr. 30, 2024
100 basis point increase in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	$ 150	$ 121	$ 305
Increase (decrease) in EVE	(1,515)	(1,512)	(1,187)
100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(218)	(189)	(361)
Increase (decrease) in EVE	1,439	1,366	1,104
Canadian currency [member] | 100 basis point increase in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	109	84	216
Increase (decrease) in EVE	(1,061)	(1,055)	(820)
Canadian currency [member] | 100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(174)	(148)	(273)
Increase (decrease) in EVE	975	903	724
Denominated in U.S. dollars [member] | 100 basis point increase in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	41	37	89
Increase (decrease) in EVE	(454)	(457)	(367)
Denominated in U.S. dollars [member] | 100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(44)	(41)	(88)
Increase (decrease) in EVE	$ 464	$ 463	$ 380